Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Stockholders Equity Note [Abstract]
Schedule of Estimated Fair Value Determined Using Option Pricing Model Assumptions	The warrants are not traded in an active securities market, and as such the estimated the fair value as of March 31, 2019 was determined by using an option pricing model with the following assumptions:
	As of March 31, 2019	As of December31, 2018
Expected term	1.8 years	2.1 years
Common stock market price	$13.00	$14.50
Risk-free interest rate	2.38%	2.48%
Expected volatility	128%	125%
Resulting fair value (per warrant)	$5.00	$6.50

The warrants are not traded in an active securities market, and as such the estimated the fair value as of December 31, 2018 was determined by using an option pricing model with the following assumptions:

	As of December 31, 2018	As of July 25, 2018 (inception date)
Common stock market price	$14.50	$36.00
Risk-free interest rate	2.48%	2.70%
Expected volatility	125%	112%
Resulting fair value (per warrant)	$6.50	$22.50
Expected term	2.1 years	2.5 years

Summary of Change in Level 3 Warrant Liability Value

The following table summarizes the change in our Level 3 warrant liability value (in thousands):

Warrant liability	March 31, 2019	December 31, 2018
Beginning balance	$916	$3,149
Change in fair value	(210)	(2,233)
Ending balance	$706	$916

The following table summarizes the change in our Level 3 warrant liability value (in thousands):

	Years ended December 31,
Warrant liability	2018	2017
Beginning balance	$3,149	$—
Change in fair value	(2,233)	—
Ending balance	$916	$—